Accounts Receivable	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable
Accounts Receivable

Accounts receivable, net consisted of the following components (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Accounts receivable - billed	$61,055	$55,186	$57,721
Accounts receivable - unbilled	110,443	129,488	128,489
Allowance for doubtful accounts	(4,961)	(4,337)	(4,342)
Accounts receivable - net	$166,537	$180,337	$181,868

The changes in the Company’s allowance for doubtful accounts as of December 31, 2015, 2016 and 2017 and as of March 30, 2018, were as follows (in thousands):

Balance at December 31, 2015	$4,810
Charged to costs and expenses	424
Deductions	(273)
Balance at December 31, 2016	4,961
Charged to costs and expenses	174
Deductions	(798)
Balance at December 31, 2017	4,337
Charged to costs and expenses	31
Deductions	(26)
Balance at March 30, 2018 (unaudited)	$4,342

Unbilled amounts represent revenues for which billings have not been presented to customers at period end. The Company includes in current accounts receivable certain unbilled amounts which may extend beyond one year. Long‑term unbilled includes receivables related to retainage, holdbacks and long‑term rate settlements to be billed at contract closeout of $4.4 million, $3.6 million, and $3.7 million, as of December 31, 2016 and 2017, and March 30, 2018, respectively.

As of December 31, 2016 and 2017, and March 30, 2018, the Company had $15.6 million, $25.6 million, and $27.7 million, respectively, within accounts receivable related to projects with OPM.